19. Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans to related parties activity [Roll Forward]
Balance, beginning	$ 7,723	$ 7,774
Additions	1,354	2,326
Reductions	(4,374)	(2,377)
Balance, ending	4,703	7,723
Unused commitments	667	667
Deposits from related parties	$ 3,784	$ 4,035